Consolidated Balance Sheets		Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Current assets
Cash and cash equivalents		$ 399,859		$ 546,288	$ 15,013
Accounts receivable, net		101,991		139,340	6,881
Inventories, net		36,949		50,480	21,773
Deferred offering costs		678,724		927,273	175,575
Other current assets		236,202		322,699	8,381
Total current assets		1,453,725		1,986,080	261,883
Non-current assets
Intangible assets, net		1,524,549		2,082,839	2,108,748
Property and equipment, net		15,250		20,835	891
Right-of-use assets		147,565		201,603	183,796
Total non-current assets		1,687,364		2,305,277	2,293,435
TOTAL ASSETS		3,141,089		4,291,357	2,555,318
Current liabilities
Accounts payable		14,480		19,782	190,858
Accruals and other current liabilities		186,585		254,912	739,598
Income tax payables		445		608	5,855
Working capital loan from a related party		4,007,858		5,475,536	4,091,206
Operating lease liabilities, current		42,428		57,965	25,349
Total current liabilities		4,251,796		5,808,803	5,052,866
Non-current liabilities
Operating lease liabilities, non-current		111,801		152,742	162,281
Total non-current liabilities		111,801		152,742	162,281
TOTAL LIABILITIES		4,363,597		5,961,545	5,215,147
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	[1]
Additional paid in capital		3,675,471		5,021,933	1,701,073
Accumulated losses		(4,937,503)		(6,745,614)	(4,325,718)
Accumulated other comprehensive income		28,749		39,277	12,567
Non-controlling interest					(47,751)
Total shareholders' deficit		(1,222,508)		(1,670,188)	(2,659,829)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		3,141,089		4,291,357	2,555,318
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	[1]	5,558		7,333		[2]
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value		5,217	[1]	6,883		[1],[2]
Related Party [Member]
Current assets
Amount due from a related party					$ 34,260

[1]	Retroactively presented for the reorganization exercise described in Note 1.
[2]	Less than S$1.